Borrowings and other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings And Other Financial Liabilities [Abstract]
Summary of borrowings

	Note	Non-current 2019 US$m	Current 2019 US$m	Total 2019 US$m	Non-current 2018 US$m	Current 2018 US$m	Total 2018 US$m
Rio Tinto Finance plc Euro Bonds 2.0% due 2020(a)(b)		—	455	455	468	—	468
Rio Tinto Finance plc Euro Bonds 2.875% due 2024(a)(b)		508	—	508	514	—	514
Rio Tinto Finance (USA) Limited Bonds 3.75% 2025(a)		1,229	—	1,229	1,170	—	1,170
Rio Tinto Finance (USA) Limited Bonds 7.125% 2028(a)		958	—	958	927	—	927
Alcan Inc. Debentures 7.25% due 2028(a)		104	—	104	104	—	104
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029(a)(b)		647	—	647	633	—	633
Alcan Inc. Debentures 7.25% due 2031		419	—	419	421	—	421
Alcan Inc. Global Notes 6.125% due 2033		742	—	742	741	—	741
Alcan Inc. Global Notes 5.75% due 2035		289	—	289	288	—	288
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040(a)		1,137	—	1,137	1,095	—	1,095
Rio Tinto Finance (USA) plc Bonds 4.75% 2042(a)		483	—	483	462	—	462
Rio Tinto Finance (USA) plc Bonds 4.125% 2042(a)		716	—	716	685	—	685
Oyu Tolgoi LLC MIGA Insured Loan LIBOR plus 2.65% due 2027(c)		676	3	679	676	—	676
Oyu Tolgoi LLC Commercial Banks "B Loan" LIBOR plus 3.4% due 2027(c)		1,581	8	1,589	1,588	—	1,588
Oyu Tolgoi LLC Export Credit Agencies Loan 2.3% due 2028(c)		273	3	276	272	—	272
Oyu Tolgoi LLC Export Credit Agencies Loan LIBOR plus 3.65% due 2029(c)		869	5	874	871	—	871
Oyu Tolgoi LLC International Financial Institutions "A Loan" LIBOR plus 3.78% due 2030(c)		771	4	775	768	—	768
Other secured loans		302	45	347	345	42	387
Other unsecured loans		382	197	579	373	264	637
Lease liabilities	23	1,007	302	1,309	39	5	44
Bank overdrafts	21	—	—	—	—	1	1
Total borrowings including overdrafts(d)		13,093	1,022	14,115	12,440	312	12,752

(a)	These borrowings are subject to hedging arrangements and are summarised in the interest rate risk section of note 30.

(b)
Rio Tinto has a US$10 billion (2018: US$10 billion) European Debt Issuance Programme against which the cumulative amount utilised was US$1.6 billion equivalent at 31 December 2019 (2018: US$1.6 billion). The carrying value of these bonds after hedge accounting adjustments amounted to US$1.6 billion (2018: US$1.6 billion) in aggregate.

(c)
These borrowings relate to the Oyu Tolgoi LLC project finance facility. The project finance facility provides for interest-only payments for the first five years from 2016 followed by minimum repayments according to a stepped amortisation schedule for the remaining life of the facility. The due dates stated represent the final repayment date. The interest rates stated are pre-completion and will increase by 1% post-completion.

(d)
The Group’s borrowings of US$14.1 billion (2018: US$12.8 billion) include US$4.5 billion (2018: US$4.6 billion) of subsidiary entity borrowings that are subject to various financial and general covenants with which the respective borrowers were in compliance as at 31 December 2019.

Summary of borrowings and other financial liabilities

	Non-current 2019 US$m	Current 2019 US$m	Total 2019 US$m	Non-current 2018 US$m	Current 2018 US$m	Total 2018 US$m
Derivative financial instruments	248	103	351	407	95	502
Other financial liabilities	—	247	247	—	666	666
Total other financial liabilities	248	350	598	407	761	1,168
Total borrowings including overdrafts (as above)	13,093	1,022	14,115	12,440	312	12,752
Total borrowings and other financial liabilities	13,341	1,372	14,713	12,847	1,073	13,920